OTHER BORROWINGS	3 Months Ended
Mar. 31, 2015
OTHER BORROWINGS
OTHER BORROWINGS

7.  OTHER BORROWINGS

At December 31, 2014 the Company had a $5 million revolving promissory note with a maturity date of July 26, 2015.  The Company has no outstanding balances related to this promissory note at March 31, 2015 or December 31, 2014.